Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Total operating expenses		$ 292,027	$ 915,183	$ 1,368,841	$ 3,328,674
Income (loss) from operations		(292,027)	(915,183)	(1,368,841)	(3,328,674)
Other income (expense):
Interest earned on marketable securities held in Trust Account		229	639,954	719,646	4,249,828
Interest expense			(31,428)		(31,428)
Amortization of debt discount on convertible promissory note			(31,428)	(220,000)
Change in fair value of conversion liability			(10,000)	220,000
Change in fair value of warrant liability		(1,481,087)	2,184,000	1,906,250	(1,433,250)
Forgiveness of accounts payable				3,298,207
Total other income (expense), net		(1,480,858)	2,782,526	5,924,103	2,816,578
(Loss) income before provision for income taxes		(1,772,885)	1,867,343	4,555,262	(512,096)
Benefit from (provision for) income taxes		61,278	(74,625)	(244,493)	(555,200)
Net loss attributable to common stockholders		$ (1,711,607)	$ 1,792,718	$ 4,310,769	$ (1,067,296)
Net income (loss) per diluted share:
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption			15,885,267	3,949,616	18,270,950
Basic and diluted net income per share, Common stock subject to possible redemption			$ 0.01	$ 0.00	$ 0.17
Weighted average common shares outstanding, basic and diluted		6,224,268	6,375,178	6,642,759	6,621,293
Net loss per share attributable to common stockholders, basic and diluted			$ 0.24	$ 0.65	$ (0.63)
Basic and diluted net loss per share, Common stock subject to possible redemption			0.00	$ 0.00	$ 0.17
Basic and diluted net loss per share, Non-redeemable common stock		$ (0.27)	$ 0.28
Ensysce Biosciences, Inc [Member]
Federal grants				$ 3,931,209	$ 1,763,961
Operating expenses:
Research and development				4,389,579	3,402,301
General and administrative				1,154,917	6,929,904
Total operating expenses				5,544,496	10,332,205
Income (loss) from operations				(1,613,287)	(8,568,244)
Other income (expense):
Interest expense				(995,496)	(958,949)
Change in fair value of derivative liability				2,447,908	(575,087)
Total other income (expense), net				1,452,412	(1,534,036)
Net loss attributable to common stockholders
Net loss	[1]			(160,875)	(10,102,280)
Net loss attributable to noncontrolling interests				(217,645)
Net income (loss) attributable to common stockholders				$ 56,770	$ (10,102,280)
Net income (loss) per basic share:
Net income (loss) per share attributable to common stockholders, basic	[2]			$ 0.00	$ (0.64)
Weighted average common shares outstanding, basic	[2]			15,768,725	15,768,725
Net income (loss) per diluted share:
Net income (loss) per share attributable to common stockholders, diluted	[2]			$ 0.00	$ (0.64)
Weighted average common shares outstanding, diluted	[2]			16,507,387	15,768,725

[1]	Retroactively restated for the merger as described in Note 12
[2]	Retroactively restated for the merger as described in Note 12